UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

              Check here if Amendment |_|; Amendment Number: ______
              This Amendment (Check only one.): |_| is a restatement.
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pirate Capital LLC
Address: 200 Connecticut Avenue
         Norwalk, CT 06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Managing Member

Phone: 203 854-1100

Signature, Place, and Date of Signing:


/s/ Thomas R. Hudson, Jr.               Norwalk, Connecticut           7/26/2006
       [Signature]                          [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         35

 Form 13F Information Table Value Total:        $1,856,902
                                                (thousands)

List of Other Included Managers:                None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                  June 30, 2006

Column 1                     Column 2  Column 3     Column 4   Column 5                   Column 6   Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                         SHARES OR          PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER        CLASS     CUSIP     VALUE (000)   PRN AMT  SH/PRN  CALL    DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
 1 ALEXANDER & BALDWIN, INC   common  014482103        6,119      138,219   SH        Shared-Defined   NONE      138,219
 2 ALLIANCE ONE
   INTERNATIONAL INC          common  018772103        4,034      908,500   SH        Shared-Defined   NONE      908,500
 3 ALLIED DEFENSE GROUP       common  019118108       18,195      827,400   SH        Shared-Defined   NONE      827,400
 4 ANGELICA CORP              common  034663104       21,122    1,204,247   SH        Shared-Defined   NONE    1,204,247
 5 AQUILA INC                 common  03840P102       99,066   23,531,069   SH        Shared-Defined   NONE   23,531,069
 6 ASHLAND INC.               common  044209104           67        1,000   SH        Shared-Defined   NONE        1,000
 7 BRINK'S CO                 common  109696104      233,199    4,134,000   SH        Shared-Defined   NONE    4,134,000
 8 CEC ENTERTAINMENT INC      common  125137109       70,115    2,182,899   SH        Shared-Defined   NONE    2,182,899
 9 CENDANT CORP.              common  151313103      113,944    6,994,729   SH        Shared-Defined   NONE    6,994,729
10 CENDANT CORP.              common  151313903          0.4         8600   SH  CALL  Shared-Defined   NONE           NA
11 CHARTERMAC                ben int  160908109       12,734      680,594   SH        Shared-Defined   NONE      680,594
12 CKE RESTAURANTS, INC       common  12561E105      117,068    7,048,034   SH        Shared-Defined   NONE    7,048,034
13 CORNELL COMPANIES INC      common  219141108       35,652    2,321,100   SH        Shared-Defined   NONE    2,321,100
14 CUTTER & BUCK INC          common  232217109       17,932    1,563,417   SH        Shared-Defined   NONE    1,563,417
15 FLOWSERVE CORP             common  34354P105       14,421      253,440   SH        Shared-Defined   NONE      253,440
16 GENCORP INC                common  368682100       81,950    5,112,300   SH        Shared-Defined   NONE    5,112,300
17 GENTEK INC                 common  37245X203       13,178      490,809   SH        Shared-Defined   NONE      490,809
18 INTERNATIONAL PAPER CO     common  460146103        4,231      131,000   SH        Shared-Defined   NONE      131,000
19 INTRAWEST CORP             common  460915200      264,740    8,309,470   SH        Shared-Defined   NONE    8,309,470
20 JAMES RIVER COAL CO        common  470355207       53,907    2,035,000   SH        Shared-Defined   NONE    2,035,000
21 KERZNER INTERNATIONAL
   LTD                        common  P6065Y107       37,872      477,700   SH        Shared-Defined   NONE      477,700
22 MIRANT CORP                common  60467R100      129,715    4,840,111   SH        Shared-Defined   NONE    4,840,111
23 NETRATINGS, INC.           common  64116M108        7,677      552,675   SH        Shared-Defined   NONE      552,675
24 OSI RESTAURANT PARTNERS
   INC.                       common  67104A101       77,338    2,235,200   SH        Shared-Defined   NONE    2,235,200
25 OSI RESTAURANT PARTNERS
   INC.                       common  67104A901          111    1,650,000   SH  CALL  Shared-Defined   NONE           NA
26 PEP BOYS MANNY MOE &
   JACK                       common  854231107       52,621    4,485,982   SH        Shared-Defined   NONE    4,485,982
27 PH GLATFELTER CO           common  377316104       25,546    1,609,700   SH        Shared-Defined   NONE    1,609,700
28 PW EAGLE INC               common  69366Y108       75,262    2,488,809   SH        Shared-Defined   NONE    2,488,809
29 ST JOE COMPANY             common  790148100        5,534      118,900   SH        Shared-Defined   NONE      118,900
30 SIX FLAGS INC              common  83001P109        7,216    1,284,069   SH        Shared-Defined   NONE    1,284,069
31 TEMPLE INLAND INC          common  879868107           86        2,000   SH        Shared-Defined   NONE        2,000
32 TENET HEALTHCARE CORP      common  88033G100       37,219    5,332,268   SH        Shared-Defined   NONE    5,332,268
33 TRIARC COS INC            class B  895927309        3,126      200,000   SH        Shared-Defined   NONE      200,000
34 TRIARC COS INC            class A  895927101        2,747      168,200   SH        Shared-Defined   NONE      168,200
35 WALTER INDUSTRIES INC      common  93317Q105      213,158    3,697,455   SH        Shared-Defined   NONE    3,697,455

                                                 1,856,902.4